Commitments and contingencies (Details) - Assets Pledged as Collateral - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Book value of jack-up rigs pledged as collateral for debt facilities	$ 2,671.7	$ 2,578.3